NOTES RECEIVABLE (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 22,790	$ 69,698
Series Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Twenty One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Twenty Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Twenty Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Twenty Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Twenty Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Twenty Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Twenty Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Twenty Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Twenty Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Thirty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Thirty One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Thirty Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	46,908
Series Thirty Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Thirty Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Thirty Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Thirty Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Thirty Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Thirty Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Thirty Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Forty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Forty One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Forty Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	22,790	22,790
Series Forty Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Forty Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Forty Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	0
Series Forty Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 0	$ 0